Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Total revenues		$ 23,152,267	$ 21,628,554	$ 21,174,801
COST AND EXPENSES:
Total cost of revenues		15,318,661	13,539,829	13,646,569
GROSS PROFIT		7,833,606	8,088,725	7,528,232
Operating expenses:
Sales and marketing		2,144,588	1,614,237	1,516,126
General and administrative		2,684,183	1,462,901	1,324,485
Research and development		1,992,228	1,151,985	947,506
Total operating expenses		6,820,999	4,229,123	3,788,117
OPERATING INCOME FROM OPERATIONS		1,012,607	3,859,602	3,740,115
OTHER INCOME (EXPENSE)
Interest (expense) income		(21,446)	20,740	(18,201)
Other income		612,188	540,149	272,812
Other expense		(6,533)	(7,414)	(4,362)
Total other income, net		584,209	553,475	250,249
INCOME BEFORE INCOME TAXES		1,596,816	4,413,077	3,990,364
PROVISION FOR INCOME TAXES		43,190	434,882	536,387
NET INCOME		1,553,626	3,978,195	3,453,977
Less: Income (loss) attributable to non-controlling interests		7,336	(6,671)
NET INCOME ATTRIBUTABLE TO POWERBRIDGE		1,546,290	3,984,866	3,453,977
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(339,238)	221,132	10,444
COMPREHENSIVE INCOME		1,214,388	4,199,327	3,464,421
Less: Comprehensive income (loss) attributable to non-controlling interest		6,928	(6,928)
COMPREHENSIVE INCOME ATTRIBUTABLE TO POWERBRIDGE		$ 1,207,460	$ 4,206,255	$ 3,464,421
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	[1]	6,905,248	6,905,248	6,905,248
EARNINGS PER SHARE
Basic and diluted		$ 0.22	$ 0.58	$ 0.5

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.